Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued data center equipment purchases	$ 3,228	$ 512
Accrued data center software purchases	1,483	467
Accrued transaction processing fees	1,537	3,761
Accrued professional services	730	721
Other	2,290	1,827
Total accrued liabilities	$ 9,268	$ 7,288